Consolidated Schedule of Investments (unaudited)	iShares® Gold Strategy ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

United States — 18.0%
iShares Gold Trust(a)(b)	144,404	$4,990,602

Total Investment Companies
(Cost: $4,541,070)		4,990,602

Short-Term Investments

Money Market Funds — 78.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	21,837,000	21,837,000

Total Short-Term Investments — 78.6%
(Costs: $21,837,000)		21,837,000

Total Investments in Securities — 96.6%
(Cost: $26,378,070)		26,827,602

Other Assets, Less Liabilities — 3.4%		952,021

Net Assets — 100.0%		$27,779,623

(a)	Affiliate of the Fund.

(b)	Non-income producing security.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$17,047,000	$4,790,000	(a)	$—	$—	$—	$21,837,000	21,837,000	$4,514	$—
iShares Gold Trust	3,698,740	6,845,504		(5,259,218)	(197,354)	(97,070)	4,990,602	144,404	—	—
					$(197,354)	$(97,070)	$26,827,602		$4,514	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Gold 100 OZ	116	12/29/21	$21,080	$26,545

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Gold Strategy ETF
July 31, 2021

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$4,990,602	$—	$—	$4,990,602
Money Market Funds	21,837,000	—	—	21,837,000
	$26,827,602	$—	$—	$26,827,602
Derivative financial instruments(a)
Assets
Futures Contracts	$26,545	$—	$—	$26,545

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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